Net Loss Per Share Attributable to Common Stockholders (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss attributable to common stockholders	$ (24,832)	$ (25,335)
Denominator:
Weighted average common shares outstanding - basic	10,444,767	2,852,541
Weighted average number of common shares, diluted	10,444,767	2,852,541
Net loss per common share attributable to common stockholders, basic	$ (2.38)	$ (8.88)
Net loss per common share attributable to common stockholders, diluted	$ (2.38)	$ (8.88)